Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Balance Sheet Components

Note 8. Balance Sheet Components

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts invoiced and due from our customers (including, for the avoidance of doubt, resellers and managed service providers) under our revenue contracts. The activity in the allowance for doubtful accounts was as follows (in thousands):

	2021	2020
Beginning balance	$437	$650
(Reversal of) Provision for allowance for doubtful accounts	(95)	364
Write offs	(218)	(592)
Impacts of foreign currency translation	39	15
Ending balance	$163	$437

Prepaid and Other Current Assets

Our prepaid and other current assets consisted of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Prepaid expenses	$4,247	$1,640
Withholding taxes	394	336
Deferred costs	1,555	—
Other current assets	—	36
Total	$6,196	$2,012

Property and Equipment, Net

Our property and equipment, net consisted of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Leasehold improvements	$4,225	$5,241
Equipment and fixtures	4,233	2,856
	8,458	8,097
Less: accumulated depreciation and amortization	(6,343)	(6,268)
Property and equipment, net	$2,115	$1,829

During 2021 and 2020, we recognized depreciation and amortization expense on property and equipment of $0.7 million and $0.5 million, respectively.